Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related parties
Schedule of balances due from/to related parties

		Country
	Type of transaction	of origin	2018		2017		2016		Terms
Due from:
Frontier Airlines Inc. (“Frontier”)	Code-share	USA	Ps.	8,266	Ps.	—	Ps.	—	30 days
			Ps.	8,266	Ps.	—	Ps.	—

		Country
	Type of transaction	of origin	2018		2017		2016		Terms
Due to:
One Link, S.A. de C.V. (“One Link”)	Call center fees	El Salvador	Ps.	—	Ps.	24,980	Ps.	33,775	30 days
Aeromantenimiento, S.A. (“Aeroman”)	Aircraft and engine maintenance	El Salvador		15,024		15,951		30,627	30 days
Frontier Airlines Inc. (“Frontier”)	Code-share	USA		2,751		—		—	30 days
SearchForce, Inc. (“SearchForce”)	Internet services	Mexico		—		—		620	30 days
			Ps.	17,775	Ps.	40,931	Ps.	65,022

Schedule of transactions with related parties

Related party transactions	Country of origin	2018		2017		2016
Revenues:
Transactions with affiliates
Frontier
Code-share	USA	Ps.	8,358	Ps.	—	Ps.	—

Expenses:
Transactions with affiliates
Aeroman
Aircraft and engine maintenance	El Salvador/Guatemala	Ps.	341,726	Ps.	249,266	Ps.	304,399
One Link, Mijares Angoitia, Servprot and Human Capital
Call center fees and other fees	Mexico/El Salvador		4,800		202,689		173,197
Aeroman
Technical support	Mexico/El Salvador/Guatemala		4,796		8,088		8,105